Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of lease liability

	2023	2022

Lease liability – minimum lease payments:
Up to 1 year	474	490
1 - 5 years	1,800	1,766
Over 5 years	2,026	1,781
Present value of finance lease agreements	4,300	4,037

Future interest charges	3,417	3,038
Gross amount of finance lease agreements	7,717	7,075

Schedule of movement lease liabilities

At December 31, 2022	4,037
Additions	491
Remeasurement	479
Accrued interest	554
Payments	(1,166)
Anticipated lease contract termination	(142)
Exchange rate changes	179
Deconsolidation Éxito	(132)
At December 31, 2023	4,300

Current	474
Non-current	3,826

At December 31, 2021	6,118
Additions	433
Remeasurement	736
Accrued interest	606
Payments	(1,378)
Anticipated lease contract termination	(278)
Exchange rate changes	(391)
Liabilities on Non-Current Assets for Sale	(1,809)
At December 31, 2022	4,037

Current	490
Non-current	3,547

Schedule of lease expenses

	2023	2022	2021
Expenses (income) for the year:
Variable (0.1% to 4.5% of sales)	(26)	(61)	(55)
Sublease rentals (*)	74	135	241
(*)	Refers to revenues from lease agreements from commercial shopping malls and spaces rented in the stores.